INCOME TAXES - Domestic federal statutory tax rates (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Income Taxes
Federal and provincial income tax rate (as a percent)	27.00%	27.00%	27.00%	27.00%
Amount of interest and penalties accrued related to unrecognized tax benefits		$ 2,747	$ 4,978
Changes to the company's liabilities for uncertain tax positions
Beginning balance		9,490	10,844	$ 13,001
Addition for tax positions related to the current year		1,376	196
Reductions for tax positions from prior years/Statute of limitations expirations		(5,436)		(1,368)
Foreign exchange effect			(1,550)	(789)
Foreign exchange effect		254
Ending balance		$ 5,684	$ 9,490	$ 10,844
Canada
Income Taxes
Federal and provincial income tax rate (as a percent)	26.50%	26.50%	26.50%	26.50%
Canada | Canadian Solar Solutions Inc.
Income Taxes
Federal and provincial income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
United States | Canadian Solar (USA) Inc.
Income Taxes
Income tax rate (as a percent)	37.69%	37.69%	38.56%	37.95%
United States | Canadian Solar Energy Acquisition Co.
Income Taxes
Income tax rate (as a percent)	43.63%	43.63%	44.84%
Japan | Canadian Solar Japan K.K.
Income Taxes
Income tax rate (as a percent)	35.15%	35.15%	35.64%	35.64%
Germany | Canadian Solar EMEA GmbH
Income Taxes
Income tax rate (as a percent)	33.00%	33.00%	33.00%	33.00%
Vietnam | Canadian Solar Manufacturing Vietnam Co., Ltd
Income Taxes
Income tax rate (as a percent)	10.00%	10.00%	10.00%
Reduced income tax rate from 2020 to 2028 (as a percent)	5.00%	5.00%
Hong Kong | HKSI
Income Taxes
Income tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%
PRC
Income Taxes
Period of statute of limitations	3 years	3 years
Period of statute of limitations under special circumstances	5 years	5 years
Threshold for underpayment of income tax liability that is listed as a special circumstance | ¥	¥ 100
Period of statute of limitations for transfer pricing related adjustment	10 years	10 years
PRC | CSI Solartronics (Changshu) Co., Ltd
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
PRC | CSI Solar Technologies Inc.
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
PRC | SZCC, or CSI Cells Co., Ltd.
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
PRC | Canadian Solar Manufacturing (Luoyang) Inc.
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
PRC | CSAS
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
PRC | SZSP
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
PRC | Suzhou Sanysolar Materials Technology Co., Ltd.
Income Taxes
Income tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%